Intellectual Property (Tables)	9 Months Ended
Apr. 30, 2022
Schedule of Intellectual Property

Costs			Accumulated Amortization			Net Book Value
July 31, 2021:
July 31, 2020	Additions	July 31, 2021	July 31, 2020	Amortization during the year	July 31, 2021	July 31, 2021
$305,130	$-	$305,130	$44,263	$15,256	$59,520	$245,610

April 30, 2022:
July 31, 2021	Additions	April 30, 2022	July 31, 2021	Amortization during the period	April 30, 2022	April 30, 2022
$305,130	$-	$305,130	$59,520	$11,454	$70,974	$234,156